UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603

Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King             Raleigh, North Carolina       August 12, 2011
         ------------             -----------------------       ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          130
                                         -----------

Form 13F Information Table Value Total:  $   148,534
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
3M CO                           COM               88579Y101       2,167      22,851          SOLE                             22,851
ABBOTT LABS                     COM               002824100       1,155      21,950          SOLE                             21,950
ACTIVISION BLIZZARD INC         COM               00507V109       1,596     136,605          SOLE                            136,605
ADOBE SYS INC                   COM               00724F101         670      21,288          SOLE                             21,288
AKAMAI TECHNOLOGIES INC         COM               00971T101         958      30,440          SOLE                             30,440
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106         160      12,520          SOLE                             12,520
AMGEN INC                       COM               031162100         461       7,895          SOLE                              7,895
ANALOG DEVICES INC              COM               032654105         401      10,250          SOLE                             10,250
APPLE INC                       COM               037833100       3,431      10,220          SOLE                             10,220
APPLIED MATLS INC               COM               038222105         577      44,380          SOLE                             44,380
AT&T INC                        COM               00206R102         767      24,426          SOLE                             24,426
ATMEL CORP                      COM               049513104         380      27,000          SOLE                             27,000
AUTOMATIC DATA PROCESSING IN    COM               053015103       3,574      67,850          SOLE                             67,850
BANK OF AMERICA CORPORATION     COM               060505104         557      50,796          SOLE                             50,796
BAXTER INTL INC                 COM               071813109         951      15,925          SOLE                             15,925
BB&T CORP                       COM               054937107       1,514      56,401          SOLE                             56,401
BMC SOFTWARE INC                COM               055921100         216       3,950          SOLE                              3,950
BOEING CO                       COM               097023105         640       8,658          SOLE                              8,658
BP PLC                          SPONSORED ADR     055622104         373       8,428          SOLE                              8,428
CABELAS INC                     COM               126804301         742      27,315          SOLE                             27,315
CARDINAL HEALTH INC             COM               14149Y108         757      16,668          SOLE                             16,668
CATERPILLAR INC DEL             COM               149123101         576       5,414          SOLE                              5,414
CHEVRON CORP NEW                COM               166764100       1,060      10,311          SOLE                             10,311
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109         581      14,925          SOLE                             14,925
CHICOS FAS INC                  COM               168615102         195      12,825          SOLE                             12,825
CISCO SYS INC                   COM               17275R102       3,126     200,275          SOLE                            200,275
CLOROX CO DEL                   COM               189054109         300       4,450          SOLE                              4,450
COCA COLA CO                    COM               191216100       4,564      67,831          SOLE                             67,831
CONOCOPHILLIPS                  COM               20825C104       1,316      17,500          SOLE                             17,500
CONSOLIDATED EDISON INC         COM               209115104         849      15,950          SOLE                             15,950
CORNING INC                     COM               219350105         252      13,900          SOLE                             13,900
COSTCO WHSL CORP NEW            COM               22160K105       6,954      85,600          SOLE                             85,600
DEERE & CO                      COM               244199105       1,354      16,425          SOLE                             16,425
DELL INC                        COM               24702R101       1,052      63,090          SOLE                             63,090
DEUTSCHE BK AG LDN BRH          PS GOLD DS ETN    25154H756          71      10,300          SOLE                             10,300
DIGITAL RIV INC                 COM               25388B104         299       9,300          SOLE                              9,300
DISNEY WALT CO                  COM DISNEY        254687106       1,360      34,833          SOLE                             34,833
DOLBY LABORATORIES INC          COM               25659T107         548      12,900          SOLE                             12,900
DREAMWORKS ANIMATION SKG INC    CL A              26153C103         211      10,500          SOLE                             10,500
DU PONT E I DE NEMOURS & CO     COM               263534109         257       4,753          SOLE                              4,753
DUKE ENERGY CORP NEW            COM               26441C105         937      49,787          SOLE                             49,787
E M C CORP MASS                 COM               268648102       3,402     123,476          SOLE                            123,476
ELECTRONIC ARTS INC             COM               285512109         412      17,450          SOLE                             17,450
ELECTRONICS FOR IMAGING INC     COM               286082102         427      24,780          SOLE                             24,780
EXPEDITORS INTL WASH INC        COM               302130109         806      15,740          SOLE                             15,740
EXXON MOBIL CORP                COM               30231G102      14,240     174,987          SOLE                            174,987
FAMILY DLR STORES INC           COM               307000109         468       8,900          SOLE                              8,900
FEDEX CORP                      COM               31428X106       1,010      10,650          SOLE                             10,650
FORCE PROTECTION INC            COM NEW           345203202          50      10,100          SOLE                             10,100
FORD MTR CO DEL                 COM PAR $0.01     345370860         156      11,283          SOLE                             11,283
FREDS INC                       CL A              356108100         294      20,350          SOLE                             20,350
GENERAL ELECTRIC CO             COM               369604103       3,253     172,467          SOLE                            172,467
GILEAD SCIENCES INC             COM               375558103         398       9,600          SOLE                              9,600
GLAXOSMITHKLINE PLC             SPONSORED ADR     37733W105         320       7,450          SOLE                              7,450
GOOGLE INC                      CL A              38259P508       1,216       2,401          SOLE                              2,401
HELMERICH & PAYNE INC           COM               423452101         485       7,332          SOLE                              7,332
HERSHEY CO                      COM               427866108         262       4,600          SOLE                              4,600
HEWLETT PACKARD CO              COM               428236103         797      21,893          SOLE                             21,893
HOME DEPOT INC                  COM               437076102         987      27,246          SOLE                             27,246
HONDA MOTOR LTD                 AMERN SHS         438128308         253       6,550          SOLE                              6,550
INTEGRATED DEVICE TECHNOLOGY    COM               458118106         384      48,850          SOLE                             48,850
INTEL CORP                      COM               458140100       3,260     147,106          SOLE                            147,106
INTERNATIONAL BUSINESS MACHS    COM               459200101       2,499      14,566          SOLE                             14,566
ITT CORP NEW                    COM               450911102         877      14,890          SOLE                             14,890
JOES JEANS INC                  COM               47777N101          13      15,000          SOLE                             15,000
JOHNSON & JOHNSON               COM               478160104       3,480      52,317          SOLE                             52,317
KIMBERLY CLARK CORP             COM               494368103       1,303      19,578          SOLE                             19,578
KRAFT FOODS INC                 CL A              50075N104         412      11,707          SOLE                             11,707
LEXMARK INTL NEW                CL A              529771107         251       8,575          SOLE                              8,575
LOCKHEED MARTIN CORP            COM               539830109         992      12,250          SOLE                             12,250
LOWES COS INC                   COM               548661107       2,333     100,103          SOLE                            100,103
LSI CORPORATION                 COM               502161102         477      67,036          SOLE                             67,036
MCDONALDS CORP                  COM               580135101       1,471      17,440          SOLE                             17,440
MEDTRONIC INC                   COM               585055106         445      11,550          SOLE                             11,550
MERCK & CO INC NEW              COM               58933Y107         319       9,053          SOLE                              9,053
MICROSOFT CORP                  COM               594918104       3,696     142,141          SOLE                            142,141
MONSANTO CO NEW                 COM               61166W101       1,960      27,020          SOLE                             27,020
MOSAIC CO                       COM               61945A107       1,051      15,515          SOLE                             15,515
MOTOROLA MOBILITY HLDGS INC     COM               620097105         457      20,731          SOLE                             20,731
MOTOROLA SOLUTIONS INC          COM NEW           620076307         328       7,132          SOLE                              7,132
MYLAN INC                       COM               628530107         245       9,925          SOLE                              9,925
NETAPP INC                      COM               64110D104         433       8,210          SOLE                              8,210
NIKE INC                        CL B              654106103         337       3,750          SOLE                              3,750
NOKIA CORP                      SPONSORED ADR     654902204         769     119,711          SOLE                            119,711
NOVARTIS A G                    SPONSORED ADR     66987V109         397       6,496          SOLE                              6,496
NUCOR CORP                      COM               670346105       1,007      24,424          SOLE                             24,424
NVIDIA CORP                     COM               67066G104       1,008      63,275          SOLE                             63,275
ORACLE CORP                     COM               68389X105       2,771      84,214          SOLE                             84,214
PARKER HANNIFIN CORP            COM               701094104         220       2,450          SOLE                              2,450
PAYCHEX INC                     COM               704326107         241       7,850          SOLE                              7,850
PEPSICO INC                     COM               713448108         496       7,043          SOLE                              7,043
PFIZER INC                      COM               717081103       1,270      61,630          SOLE                             61,630
PHILIP MORRIS INTL INC          COM               718172109         238       3,564          SOLE                              3,564
PIEDMONT NAT GAS INC            COM               720186105         262       8,642          SOLE                              8,642
PMC-SIERRA INC                  COM               69344F106          96      12,626          SOLE                             12,626
PROCTER & GAMBLE CO             COM               742718109       3,422      53,833          SOLE                             53,833
PROGRESS ENERGY INC             COM               743263105         699      14,559          SOLE                             14,559
PROSHARES TR                    PSHS ULTSH 2 0YRS 74347R297       1,155      33,455          SOLE                             33,455
QUALCOMM INC                    COM               747525103       2,604      45,861          SOLE                             45,861
QUANTA SVCS INC                 COM               74762E102         328      16,250          SOLE                             16,250
RAYTHEON CO                     COM NEW           755111507         578      11,600          SOLE                             11,600
ROYAL BK CDA MONTREAL QUE       COM               780087102         482       8,451          SOLE                              8,451
SAP AG                          SPON ADR          803054204         244       4,025          SOLE                              4,025
SCHLUMBERGER LTD                COM               806857108       1,278      14,786          SOLE                             14,786
SCHWAB CHARLES CORP NEW         COM               808513105         322      19,575          SOLE                             19,575
SHAW GROUP INC                  COM               820280105         408      13,500          SOLE                             13,500
SIGMA ALDRICH CORP              COM               826552101         913      12,445          SOLE                             12,445
SOUTHERN CO                     COM               842587107         653      16,171          SOLE                             16,171
SPECTRA ENERGY CORP             COM               847560109         309      11,281          SOLE                             11,281
STEIN MART INC                  COM               858375108         562      58,325          SOLE                             58,325
STRYKER CORP                    COM               863667101         379       6,450          SOLE                              6,450
SYMANTEC CORP                   COM               871503108         227      11,502          SOLE                             11,502
TARGET CORP                     COM               87612E106         568      12,110          SOLE                             12,110
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209       1,783      36,975          SOLE                             36,975
TEXAS INSTRS INC                COM               882508104         233       7,100          SOLE                              7,100
TIBCO SOFTWARE INC              COM               88632Q103       1,412      48,650          SOLE                             48,650
TOYOTA MOTOR CORP               SP ADR REP2COM    892331307       1,574      19,102          SOLE                             19,102
TRANSCANADA CORP                COM               89353D107         432       9,850          SOLE                              9,850
TRIQUINT SEMICONDUCTOR INC      COM               89674K103         305      29,900          SOLE                             29,900
UNITED PARCEL SERVICE INC       CL B              911312106       1,656      22,702          SOLE                             22,702
UNITED TECHNOLOGIES CORP        COM               913017109         299       3,382          SOLE                              3,382
VANGUARD INDEX FDS              EXTEND MKT ETF    922908652         418       7,153          SOLE                              7,153
VANGUARD WHITEHALL FDS INC      HIGH DIV YLD      921946406         389       8,645          SOLE                              8,645
VARIAN MED SYS INC              COM               92220P105       1,701      24,300          SOLE                             24,300
VERIZON COMMUNICATIONS INC      COM               92343V104         651      17,480          SOLE                             17,480
VISA INC                        COM CL A          92826C839       1,369      16,250          SOLE                             16,250
WAL MART STORES INC             COM               931142103       6,775     127,499          SOLE                            127,499
WALGREEN CO                     COM               931422109         206       4,850          SOLE                              4,850
WELLS FARGO & CO NEW            COM               949746101         347      12,360          SOLE                             12,360
WHOLE FOODS MKT INC             COM               966837106         910      14,345          SOLE                             14,345